WARRANTS - 2018 Warrants (Details)	12 Months Ended
Dec. 31, 2019 USD ($) shares
WARRANTS
Outstanding as of beginning of period	386,236
Warrants granted and issued | $	$ 96,128
Warrants exercised	(20,000)
Balance as of end of period	462,364